Accounts Receivable from Subscribers, Distributors, Recoverable Taxes and Other, Net - Summary of Changes in the Allowance for Bad Debts (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subclassifications of assets, liabilities and equities [abstract]
Balance at beginning of year	$ (37,351,677)	$ (27,495,158)	$ (25,685,528)
Increases recorded in expenses	(20,744,242)	(16,987,769)	(13,171,120)
Write-offs	17,713,992	12,587,567	9,555,734
Business combination	(22,120)
Translation effect	1,359,122	(5,456,317)	1,805,756
Balance at end of year	$ (39,044,925)	$ (37,351,677)	$ (27,495,158)